Distribution of Income from operations, excluding Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 346,091	$ 319,853	$ 281,536
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	240,115	218,334	189,035
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	26,351	36,509	38,166
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	58,164	44,590	45,320
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 21,461	$ 20,420	$ 9,015